Schedule II-Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Allowance for Sales Returns
Valuation And Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 77,054	$ 56,183	$ 53,139
Additions/deductions charged to revenue and expense	17,385	20,875	7,917
Reclassifications and write-offs	183	(4)	(4,873)
Ending balance	94,622	77,054	56,183
Allowance of Deferred Tax Assets
Valuation And Qualifying Accounts Disclosure [Line Items]
Beginning balance	6,226	5,807	6,503
Additions/deductions charged to revenue and expense	(734)	419	(696)
Ending balance	$ 5,492	$ 6,226	$ 5,807